Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000127095 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000127095 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000127095 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000127095 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
C000127095 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000127095 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000127095 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[1]
C000127095 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000127095 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000127095 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000127095 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000127094 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000127094 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
C000127094 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[2]
C000127094 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[2]
C000127094 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000127094 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000127094 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[2]
C000127094 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000127094 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000127094 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[2]
C000127094 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000194736 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000194736 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000194736 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[3]
C000194736 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[3]
C000194736 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000194736 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[3]
C000194736 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000194736 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000194736 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000194736 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000194735 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000194735 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000194735 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[4]
C000194735 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[4]
C000194735 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000194735 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[4]
C000194735 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000194735 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000194735 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[4]
C000194735 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]

[1]	Percentage of total investments as of December 31, 2025.
[2]	Percentage of total investments as of December 31, 2025.
[3]	Percentage of total investments as of December 31, 2025.
[4]	Percentage of total investments as of December 31, 2025.